Interim Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 15, 2023	Mar. 01, 2023	Feb. 28, 2023	Mar. 14, 2022
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 1	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000
Common stock, shares issued	11,892,744	8,630,000	6,400,000	6,400,000	50,000,000		5,700,000
Common stock, shares outstanding	11,892,744	7,780,000	6,400,000	6,400,000